Real estate properties held for lease, net (Minimum Future Rental Income) (Details) (USD $)	Dec. 31, 2013
Real estate properties held for lease, net [Abstract]
2014	$ 6,477,514
2015	6,771,892
2016	6,578,513
2017	6,351,952
2018 and thereafter	69,844,620
Total	$ 96,024,491